Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I December 31, 2020
Shares Fair Value
COMMON STOCK (53.7%)
Aerospace & Defense ( 1.5% )
General Dynamics Corp. 457 $ 68,011
L3Harris Technologies, Inc. 191 36,103
Lockheed Martin Corp. 233 82,710
Northrop Grumman Corp. 391 119,145
305,969
Auto Parts & Equipment ( 0.3% )
O'Reilly Automotive, Inc.
(a)
147 66,528
Banks ( 4.6% )
Citigroup, Inc. 1,100 67,826
Citizens Financial Group, Inc. 2,053 73,415
Comerica, Inc. 1,639 91,555
Fifth Third Bancorp 2,564 70,689
Huntington Bancshares, Inc. 6,465 81,653
JPMorgan Chase & Co. 1,265 160,744
KeyCorp 5,184 85,069
The Bank of New York Mellon Corp. 3,125 132,625
U.S. Bancorp 1,844 85,912
Wells Fargo & Co. 2,744 82,814
932,302
Biotechnology ( 1.6% )
Alexion Pharmaceuticals, Inc.
(a)
586 91,556
Amgen, Inc. 341 78,403
Biogen, Inc.
(a)
208 50,931
Gilead Sciences, Inc. 1,807 105,276
326,166
Building Materials ( 2.1% )
DR Horton, Inc. 872 60,098
Johnson Controls International PLC 1,784 83,117
Lennar Corp., Class A 972 74,095
Lowe's Cos., Inc. 849 136,273
Masco Corp. 1,244 68,333
421,916
Chemicals ( 1.8% )
CF Industries Holdings, Inc. 1,651 63,910
Dow, Inc. 1,463 81,197
Eastman Chemical Co. 865 86,742
FMC Corp. 610 70,107
PPG Industries, Inc. 429 61,871
    363,827

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Shares Fair Value
Commercial Services ( 1.5% )
Booz Allen Hamilton Holding Corp. 1,419 $ 123,708
Cisco Systems, Inc. 1,446 64,709
Equifax, Inc. 246 47,439
FleetCor Technologies, Inc.
(a)
228 62,205
298,061
Computers ( 2.1% )
Alphabet, Inc., Class A
(a)
38 66,600
Cognizant Technology Solutions Corp., Class A 974 79,819
Fortinet, Inc.
(a)
563 83,623
Hewlett Packard Enterprise Co. 9,010 106,769
Leidos Holdings, Inc. 893 93,872
430,683
Diversified Financial Services ( 2.5% )
Cboe Global Markets, Inc. 1,354 126,084
Morgan Stanley 1,636 112,115
Synchrony Financial 2,918 101,284
The Goldman Sachs Group, Inc. 328 86,497
Truist Financial Corp. 1,663 79,708
505,688
Electric ( 2.0% )
Ameren Corp. 1,109 86,569
American Electric Power Co., Inc. 759 63,202
Avangrid , Inc. 1,588 72,175
CMS Energy Corp. 531 32,396
Consolidated Edison, Inc. 855 61,791
DTE Energy Co. 547 66,411
WEC Energy Group, Inc. 340 31,290
413,834
Electrical Components & Equipment ( 0.4% )
Emerson Electric Co. 971 78,039
Electronics ( 0.3% )
Garmin, Ltd. 578 69,163
Energy ( 0.2% )
Atmos Energy Corp. 458 43,707
Entertainment ( 0.0% )
ViacomCBS , Inc., Class B 1 37

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Food ( 2.6% )
Campbell Soup Co. 929 $ 44,917
General Mills, Inc. 2,122 124,774
The J M Smucker Co. 622 71,903
The Kroger Co. 3,938 125,071
Tyson Foods, Inc., Class A 2,530 163,033
529,698
Forest Products & Paper ( 0.4% )
International Paper Co. 1,632 81,143
Healthcare Services ( 3.0% )
Anthem, Inc. 206 66,144
Cardinal Health, Inc. 2,501 133,953
Centene Corp.
(a)
1,023 61,411
Hologic , Inc.
(a)
1,001 72,903
Humana, Inc. 214 87,798
UnitedHealth Group, Inc. 142 49,797
Universal Health Services, Inc., Class B 995 136,812
608,818
Household Products ( 0.2% )
Kimberly-Clark Corp. 286 38,561
Insurance ( 3.0% )
Aflac, Inc. 1,380 61,369
Fidelity National Financial, Inc. 2,369 92,604
Principal Financial Group, Inc. 1,423 70,595
Prudential Financial, Inc. 1,190 92,903
The Allstate Corp. 869 95,529
The Travelers Cos., Inc. 710 99,663
Unum Group 4,517 103,620
616,283
Machinery - Diversified ( 0.4% )
Dover Corp. 610 77,013
Media ( 0.4% )
Fox Corp. 2,476 72,101
Miscellaneous Manufacturing ( 1.3% )
3M Co. 985 172,168
Eaton Corp. PLC 763 91,667
263,835
Oil & Gas ( 2.5% )
Chevron Corp. 958 80,903

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Shares Fair Value
Oil & Gas (2.5%) (continued)
Diamondback Energy, Inc. 1,394 $ 67,470
EOG Resources, Inc. 1,227 61,190
Kinder Morgan, Inc.
(a)
8,936 122,155
Schlumberger NV 4,955 108,168
The Williams Cos., Inc. 3,595 72,080
511,966
Pharmaceuticals ( 2.2% )
Bristol-Myers Squibb Co. 1,056 65,504
Eli Lilly and Co. 523 88,303
Johnson & Johnson 456 71,765
Merck & Co., Inc. 832 68,058
Pfizer, Inc. 2,180 80,246
Viatris , Inc.
(a)
3,614 67,726
441,602
Real Estate Investment Trusts ( 2.8% )
CubeSmart REIT 506 17,007
Duke Realty Corp. REIT 1,186 47,404
Essex Property Trust, Inc. REIT 136 32,289
Gaming and Leisure Properties, Inc. REIT 1,000 42,398
Healthcare Trust of America, Inc., Class A REIT 1,286 35,416
Host Hotels & Resorts, Inc. REIT 5,500 80,465
Kilroy Realty Corp. REIT 538 30,881
Mid-America Apartment Communities, Inc. REIT 322 40,794
National Retail Properties, Inc. REIT 1,650 67,518
PS Business Parks, Inc. REIT 550 73,079
Realty Income Corp. REIT 556 34,567
WP Carey, Inc. REIT 1,014 71,568
573,386
Retail ( 4.0% )
Altria Group, Inc. 2,997 122,877
Best Buy Co., Inc. 726 72,448
Booking Holdings, Inc.
(a)
47 104,682
Cigna Corp. 163 33,933
Constellation Brands, Inc., Class A 424 92,877
CVS Health Corp. 878 59,967
Dollar Tree, Inc.
(a)
787 85,027
eBay, Inc. 2,298 115,475
Philip Morris International, Inc. 1,631 135,031
822,317
Semiconductors ( 3.0% )
Applied Materials, Inc. 947 81,726
Broadcom, Inc. 212 92,824
Fortive Corp. 1,762 124,785

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Semiconductors (3.0%) (continued)
Intel Corp. 1,495 $ 74,481
KLA Corp. 247 63,951
Micron Technology, Inc.
(a)
1,342 100,892
Skyworks Solutions, Inc. 489 74,758
613,417
Software ( 3.3% )
Cerner Corp. 1,098 86,171
Citrix Systems, Inc. 954 124,115
Electronic Arts, Inc. 539 77,400
GoDaddy , Inc., Class A
(a)
1,034 85,770
Oracle Corp. 1,388 89,790
SS&C Technologies Holdings, Inc. 1,059 77,042
Take-Two Interactive Software, Inc.
(a)
340 70,649
VMware, Inc., Class A
(a)
449 62,977
673,914
Telecommunications ( 2.4% )
AT&T, Inc. 2,468 70,980
DISH Network Corp., Class A
(a)
2,583 83,534
Facebook, Inc., Class A
(a)
400 109,264
Netflix, Inc.
(a)
152 82,191
Verizon Communications, Inc. 2,361 138,709
484,678
Transportation ( 1.3% )
CSX Corp. 931 84,488
FedEx Corp. 328 85,155
Union Pacific Corp. 403 83,913
253,556
TOTAL COMMON STOCK (COST $9,316,730) 10,918,208
Shares Fair Value
EXCHANGE TRADED FUNDS ( 5.5% )
iShares Morningstar Mid-Capital Value ETF 820 128,264
iShares Morningstar Small-Capital Value ETF 1,094 154,112
Vanguard S&P Mid-Capital 400 ETF 1,703 264,901
Vanguard S&P Mid-Capital 400 Value ETF 1,125 148,129
Vanguard S&P Small-Capital 600 ETF 1,574 264,070
Vanguard S&P Small-Capital 600 Value ETF 1,040 146,037
TOTAL EXCHANGE TRADED FUNDS (COST $623,999)  1,105,513

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

www.cornercapfunds.com
Principal
Amount Fair Value
GOVERNMENT BOND ( 3.8% )
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026 $ 401,168 $ 467,858
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024 279,331 299,384
TOTAL GOVERNMENT BOND (COST $702,252) 767,242
CORPORATE NON-CONVERTIBLE BONDS ( 28.2% )
Auto Manufacturers ( 3.2% )
Ford Motor Co., 9.22%, 09/15/2021 275,000 288,750
General Motors Financial Co., Inc., 4.00%, 01/15/2025 325,000 357,813
646,563
Banks ( 1.6% )
JPMorgan Chase & Co., 3.88%, 09/10/2024 300,000 335,863
Biotechnology ( 1.9% )
Celgene Corp., 4.00%, 08/15/2023 360,000 390,056
Diversified Financial Services ( 3.1% )
Fiserv, Inc., 4.75%, 06/15/2021 300,000 306,159
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022 300,000 317,092
623,251
Electronics ( 2.9% )
Arrow Electronics, Inc., 5.13%, 03/01/2021 310,000 311,957
Avnet, Inc., 4.88%, 12/01/2022 250,000 268,233
580,190
Food ( 2.1% )
Ingredion, Inc., 3.20%, 10/01/2026 380,000 422,588
Household Products ( 2.0% )
Whirlpool Corp., 4.00%, 03/01/2024 375,000 411,565
Oil & Gas ( 1.1% )
Valero Energy Partners LP, 4.38%, 12/15/2026 200,000 231,439
Pharmaceuticals ( 2.7% )
Cardinal Health, Inc., 3.20%, 03/15/2023 320,000 338,473
Evernorth Health, Inc., 3.90%, 02/15/2022 200,000 207,344
545,817
Real Estate Investment Trusts ( 1.4% )
Weyerhaeuser Co., 7.13%, 07/15/2023 250,000 288,347
Retail ( 3.0% )
CVS Health Corp., 4.13%, 05/15/2021 300,000 300,593

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Balanced Fund

Quarterly Report I December 31, 2020
Principal
Amount Fair Value
Retail (3.0%) (continued)
Walgreen Co., 3.10%, 09/15/2022 $ 305,000 $ 318,367
618,960
Telecommunications ( 1.5% )
eBay, Inc., 2.60%, 07/15/2022 300,000 308,771
Transportation ( 1.7% )
Delta Air Lines, Inc., 3.80%, 04/19/2023 330,000 338,807
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $5,433,602) 5,742,217
Shares Fair Value
INVESTMENT COMPANY ( 3.0% )
Vanguard High-Yield Corporate Fund 101,636 607,781
TOTAL INVESTMENT COMPANY (COST $591,519) 607,781
Shares Fair Value
SHORT-TERM INVESTMENTS ( 5.4% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.01%
(b)
1,097,291 1,097,291
TOTAL SHORT-TERM INVESTMENTS (COST $1,097,291) 1,097,291
INVESTMENTS, AT VALUE (COST $17,765,393) 99.6% 20,238,252
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.4% 83,432
NET ASSETS 100.0% $ 20,321,684
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Common Abbreviations:
ETF Exchange Traded Fund
LP Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (99.7%)
Auto Parts & Equipment ( 1.2% )
Commercial Vehicle Group, Inc.
(a)
34,697 $ 300,129
Dorman Products, Inc.
(a)
2,971 257,942
Methode Electronics, Inc. 18,260 698,993
Standard Motor Products, Inc. 15,454 625,269
1,882,333
Banks ( 14.6% )
American National Bankshares , Inc. 11,298 296,121
Ameris Bancorp 22,604 860,534
BayCom Corp.
(a)
24,085 365,369
BOK Financial Corp. 8,916 610,568
Bridge Bancorp, Inc. 25,831 624,594
Camden National Corp. 8,537 305,454
Civista Bancshares, Inc. 38,143 668,647
CNB Financial Corp. 29,612 630,439
Community Trust Bancorp, Inc. 8,512 315,370
ConnectOne Bancorp, Inc. 38,357 759,085
Customers Bancorp, Inc.
(a)
44,798 814,428
Eagle Bancorp, Inc. 8,310 343,203
Farmers National Banc Corp. 23,182 307,625
Financial Institutions, Inc. 30,616 688,860
First Busey Corp. 29,837 642,987
First Financial Bancorp 18,413 322,780
First Foundation, Inc. 36,302 726,040
First Horizon Corp. 27,368 349,216
First Internet Bancorp 13,763 395,549
FNB Corp. 66,097 627,921
Hanmi Financial Corp. 56,591 641,742
Heartland Financial USA, Inc. 7,460 301,160
Hilltop Holdings, Inc. 24,222 666,347
HomeStreet , Inc. 9,802 330,817
Hope Bancorp, Inc. 34,591 377,388
Horizon Bancorp, Inc./IN 48,234 764,991
Independent Bank Corp. 39,724 733,702
Merchants Bancorp/IN 22,548 623,001
Metropolitan Bank Holding Corp.
(a)
9,524 345,435
Midland States Bancorp, Inc. 35,257 630,043
MidWestOne Financial Group, Inc. 17,535 429,608
Northrim BanCorp , Inc. 9,674 328,432
PacWest Bancorp 26,090 662,686
Peapack -Gladstone Financial Corp. 10,932 248,812
Preferred Bank/Los Angeles CA 6,457 325,885
Premier Financial Corp. 13,776 316,848

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Banks (14.6%) (continued)
QCR Holdings, Inc. 18,266 $ 723,151
RBB Bancorp 23,842 366,690
Republic Bancorp, Inc., Class A 16,234 585,560
Sierra Bancorp 13,490 322,681
The Bancorp, Inc.
(a)
23,121 315,602
The First of Long Island Corp. 17,678 315,552
Trustmark Corp. 11,981 327,201
Valley National Bancorp 50,350 490,913
Washington Trust Bancorp, Inc. 7,794 349,171
22,178,208
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 2,350 625,735
Building Materials ( 7.2% )
Apogee Enterprises, Inc. 21,433 678,998
Beazer Homes USA, Inc.
(a)
24,029 364,039
Caesarstone , Ltd. 48,977 631,314
Century Communities, Inc.
(a)
6,936 303,658
Comfort Systems USA, Inc. 5,937 312,642
GMS, Inc.
(a)
22,192 676,412
Griffon Corp. 13,288 270,810
JELD-WEN Holding, Inc.
(a)
13,432 340,636
KB Home 13,877 465,157
Louisiana-Pacific Corp. 8,829 328,174
LSI Industries, Inc. 74,893 641,084
Lydall , Inc.
(a)
10,701 321,351
M/I Homes, Inc.
(a)
13,932 617,048
MDU Resources Group, Inc. 24,110 635,057
Meritage Homes Corp.
(a)
7,342 608,065
MYR Group, Inc.
(a)
10,563 634,836
Patrick Industries, Inc. 9,351 639,141
PGT Innovations, Inc.
(a)
17,217 350,194
Quanex Building Products Corp. 28,024 621,292
TRI Pointe Group, Inc.
(a)
19,157 330,458
Tutor Perini Corp.
(a)
21,994 284,822
UFP Industries, Inc. 10,293 571,776
Winnebago Industries, Inc. 4,687 280,939
10,907,903
Chemicals ( 2.1% )
American Vanguard Corp. 19,041 295,516
Cabot Corp. 13,220 593,314

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Chemicals (2.1%) (continued)
Koppers Holdings, Inc.
(a)
10,600 $ 330,296
Kraton Corp.
(a)
22,443 623,691
Minerals Technologies, Inc. 11,367 706,118
Univar Solutions, Inc.
(a)
32,719 621,988
3,170,923
Commercial Services ( 2.3% )
AMN Healthcare Services, Inc.
(a)
4,358 297,434
Cars.com, Inc.
(a)
55,313 625,037
Kforce , Inc. 14,721 619,607
Mimecast, Ltd.
(a)
14,188 806,446
Resources Connection, Inc. 49,377 620,669
The Hackett Group, Inc. 37,183 535,063
3,504,256
Computers ( 2.6% )
Box, Inc.
(a)
34,110 615,686
CSG Systems International, Inc. 12,493 563,060
Insight Enterprises, Inc.
(a)
4,403 335,024
MAXIMUS, Inc. 4,317 315,961
NetScout Systems, Inc.
(a)
11,344 311,053
Perspecta , Inc. 21,380 514,830
Science Applications International Corp. 6,549 619,797
Super Micro Computer, Inc.
(a)
10,552 334,076
Sykes Enterprises, Inc.
(a)
8,210 309,271
3,918,758
Distribution/Wholesale ( 0.2% )
Titan Machinery, Inc.
(a)
16,551 323,572
Diversified Financial Services ( 3.9% )
Artisan Partners Asset Management, Inc., Class A 13,393 674,204
Evercore , Inc., Class A 6,672 731,518
Federated Hermes, Inc., Class B 22,022 636,216
Interactive Brokers Group, Inc. 10,824 659,398
KAR Auction Services, Inc. 22,602 420,623
Moelis & Co., Class A 13,790 644,820
PJT Partners, Inc. 11,370 855,592
RE/MAX Holdings, Inc. 16,466 598,210
StoneX Group, Inc.
(a)
11,272 652,649
5,873,230
Education ( 0.7% )
Adtalem Global Education, Inc.
(a)
8,104 275,131

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Education (0.7%) (continued)
American Public Education, Inc.
(a)
9,211 $ 280,751
Grand Canyon Education, Inc.
(a)
2,925 272,347
Perdoceo Education Corp.
(a)
22,164 279,931
1,108,160
Electric ( 1.9% )
ALLETE, Inc. 10,457 647,707
Black Hills Corp. 9,599 589,858
NorthWestern Corp. 10,707 624,325
Otter Tail Corp. 13,800 588,018
Portland General Electric Co. 11,704 500,580
2,950,488
Electrical Components & Equipment ( 1.9% )
Atkore International Group, Inc.
(a)
17,621 724,399
Jabil, Inc. 15,010 638,375
Kimball Electronics, Inc.
(a)
18,713 299,221
Rambus, Inc.
(a)
34,640 604,815
Sanmina Corp.
(a)
19,336 616,625
2,883,435
Electronics ( 1.7% )
FLIR Systems, Inc. 7,795 341,655
OSI Systems, Inc.
(a)
7,053 657,481
Plexus Corp.
(a)
7,283 569,603
SYNNEX Corp. 3,708 301,980
Universal Electronics, Inc.
(a)
13,694 718,387
2,589,106
Engineering & Construction ( 1.2% )
EMCOR Group, Inc. 7,573 692,627
Mistras Group, Inc.
(a)
48,770 378,455
Primoris Services Corp. 30,104 831,171
1,902,253
Food ( 1.1% )
Flowers Foods, Inc. 22,539 510,058
Ingredion, Inc. 3,455 271,805
John B Sanfilippo & Son, Inc. 3,297 260,001
TreeHouse Foods, Inc.
(a)
14,288 607,097
1,648,961
Forest Products & Paper ( 1.2% )
Clearwater Paper Corp.
(a)
14,589 550,735
Domtar Corp. 20,232 640,343

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Forest Products & Paper (1.2%) (continued)
Schweitzer-Mauduit International, Inc. 17,059 $ 685,942
1,877,020
Hand & Machine Tools ( 0.4% )
Regal Beloit Corp. 5,161 633,822
Health Care ( 0.3% )
HealthStream , Inc.
(a)
23,816 520,141
Healthcare Products ( 1.5% )
Globus Medical, Inc.
(a)
10,152 662,113
Luminex Corp. 25,213 582,925
Merit Medical Systems, Inc.
(a)
11,560 641,696
NextGen Healthcare, Inc.
(a)
20,787 379,155
2,265,889
Healthcare Services ( 5.1% )
Addus HomeCare Corp.
(a)
5,634 659,685
Apollo Medical Holdings, Inc.
(a)
31,615 577,606
Charles River Laboratories International, Inc.
(a)
2,273 567,932
Computer Programs and Systems, Inc. 9,826 263,730
Covetrus , Inc.
(a)
23,319 670,188
Hanger, Inc.
(a)
26,441 581,438
LHC Group, Inc.
(a)
3,100 661,292
Phibro Animal Health Corp., Class A 34,584 671,621
Premier, Inc., Class A 16,050 563,355
Select Medical Holdings Corp.
(a)
26,813 741,648
The Ensign Group, Inc. 8,886 647,967
United Therapeutics Corp.
(a)
4,071 617,937
Viemed Healthcare, Inc.
(a)
62,895 488,065
7,712,464
Home Builders ( 0.2% )
MDC Holdings, Inc. 6,387 310,408
Home Furnishings ( 0.8% )
Ethan Allen Interiors, Inc. 16,542 334,314
Hooker Furniture Corp. 9,391 302,860
La-Z-Boy, Inc. 15,141 603,217
    1,240,391

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Hotels ( 0.2% )
Extended Stay America, Inc. 23,433 $ 347,043
Household Products ( 0.4% )
Ennis, Inc. 36,223 646,581
Insurance ( 3.8% )
CNO Financial Group, Inc. 37,463 832,803
Donegal Group, Inc., Class A 21,604 303,968
First American Financial Corp. 11,990 619,044
Mercury General Corp. 6,188 323,075
Old Republic International Corp. 33,298 656,304
Primerica, Inc. 4,502 602,953
ProSight Global, Inc.
(a)
28,382 364,141
Stewart Information Services Corp. 13,531 654,359
Universal Insurance Holdings, Inc. 42,686 644,985
Unum Group 33,167 760,851
5,762,483
Machinery - Diversified ( 1.9% )
AGCO Corp. 6,135 632,457
Argan , Inc. 12,774 568,315
Astec Industries, Inc. 5,546 321,003
Curtiss-Wright Corp. 5,813 676,343
Luxfer Holdings PLC 20,422 335,329
Tennant Co. 4,461 313,028
2,846,475
Media ( 1.4% )
Gray Television, Inc.
(a)
36,822 658,745
John Wiley & Sons, Inc., Class A 15,441 705,036
The EW Scripps Co., Class A 49,113 750,938
2,114,719
Metal Fabricate & Hardware ( 2.7% )
AZZ, Inc. 13,589 644,662
Commercial Metals Co. 27,613 567,171
Insteel Industries, Inc. 14,267 317,726
Kaiser Aluminum Corp. 3,032 299,865
Mueller Industries, Inc. 20,448 717,929
The Timken Co. 10,510 813,054
Worthington Industries, Inc. 13,978 717,630
4,078,037
Miscellaneous Manufacturing ( 5.1% )
Brady Corp., Class A 6,915 365,250
Carriage Services, Inc. 20,008 626,651

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Miscellaneous Manufacturing (5.1%) (continued)
Consolidated Water Co., Ltd. 8,664 $ 104,401
Cooper Tire & Rubber Co. 7,677 310,918
Crane Co. 8,256 641,161
EnPro Industries, Inc. 9,130 689,498
Greif, Inc., Class A 12,768 598,564
Hamilton Beach Brands Holding Co., Class A 12,850 225,003
Huntington Ingalls Industries, Inc. 3,814 650,211
Ichor Holdings, Ltd.
(a)
10,417 314,020
Matthews International Corp. 11,270 331,338
O-I Glass, Inc. 50,810 604,639
Powell Industries, Inc. 22,736 670,485
Spectrum Brands Holdings, Inc. 8,340 658,693
Sturm Ruger & Co., Inc. 4,000 260,280
Unifi, Inc.
(a)
40,527 718,949
7,770,061
Office Furnishings ( 1.2% )
Herman Miller, Inc. 16,511 558,072
HNI Corp. 18,445 635,615
Interface, Inc. 60,064 630,672
1,824,359
Oil & Gas ( 3.2% )
Berry Corp. 108,270 398,434
Bonanza Creek Energy, Inc.
(a)
28,521 551,311
Cimarex Energy Co. 18,308 686,733
Comstock Resources, Inc.
(a)
92,033 402,184
HollyFrontier Corp. 15,781 407,939
National Fuel Gas Co. 15,058 619,336
PDC Energy, Inc.
(a)
32,074 658,479
Southwest Gas Holdings, Inc. 9,662 586,966
Spire, Inc. 8,927 571,685
4,883,067
Pharmaceuticals ( 2.0% )
Emergent BioSolutions , Inc.
(a)
7,255 650,048
Horizon Therapeutics PLC
(a)
7,586 554,916
PRA Health Sciences, Inc.
(a)
5,065 635,353
Prestige Consumer Healthcare, Inc.
(a)
16,503 575,460
USANA Health Sciences, Inc.
(a)
7,952 613,099
3,028,876
Real Estate Investment Trusts ( 8.4% )
Apple Hospitality REIT, Inc. 45,392 586,011
Brixmor Property Group, Inc. REIT 31,424 520,067

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Real Estate Investment Trusts (8.4%) (continued)
CareTrust REIT, Inc. 26,497 $ 587,703
City Office REIT, Inc. 31,287 305,674
Community Healthcare Trust, Inc. REIT 7,500 353,325
CoreCivic , Inc. REIT 62,811 411,412
Cousins Properties, Inc. REIT 8,346 279,591
EastGroup Properties, Inc. REIT 2,601 359,094
First Industrial Realty Trust, Inc. REIT 11,411 480,745
Getty Realty Corp. REIT 17,090 470,659
Gladstone Land Corp. REIT 33,848 495,535
Healthcare Realty Trust, Inc. REIT 8,054 238,398
Highwoods Properties, Inc. REIT 15,333 607,647
Industrial Logistics Properties Trust REIT 21,925 510,633
Lexington Realty Trust REIT 25,963 275,727
McGrath RentCorp 8,087 542,638
National Health Investors, Inc. REIT 8,154 564,012
National Storage Affiliates Trust REIT 14,187 511,158
Office Properties Income Trust REIT 22,527 511,813
PotlatchDeltic Corp. REIT 11,045 552,471
PS Business Parks, Inc. REIT 3,577 475,276
Sabra Health Care REIT, Inc. 15,588 270,764
Service Properties Trust REIT 43,321 497,758
STAG Industrial, Inc. REIT 14,442 452,323
The GEO Group, Inc. REIT 46,982 416,261
Urstadt Biddle Properties, Inc., Class A REIT 36,293 512,820
Weingarten Realty Investors REIT 17,300 374,891
Whitestone REIT 69,610 554,792
12,719,198
Recreational Vehicles ( 0.4% )
Polaris, Inc. 6,378 607,696
Retail ( 3.5% )
AutoNation, Inc.
(a)
9,545 666,145
Beacon Roofing Supply, Inc.
(a)
18,240 733,066
Nu Skin Enterprises, Inc., Class A 5,044 275,554
OneWater Marine, Inc.
(a)
12,247 356,265
Qurate Retail, Inc., Class A 55,877 612,971
Rocky Brands, Inc. 10,060 282,384
The ODP Corp. 20,559 602,379
Tupperware Brands Corp.
(a)
17,638 571,295
Vector Group, Ltd. 60,465 704,417
World Fuel Services Corp. 15,301 476,779
    5,281,255

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Retail-Restaurants ( 0.8% )
del Taco Restaurants, Inc.
(a)
72,155 $ 653,724
The Wendy's Co. 28,315 620,665
1,274,389
Savings & Loans ( 2.6% )
Dime Community Bancshares, Inc. 19,012 299,819
Flagstar Bancorp, Inc. 19,128 779,657
Flushing Financial Corp. 22,399 372,719
FS Bancorp, Inc. 14,042 769,502
Investors Bancorp, Inc. 31,401 331,595
Meridian Bancorp, Inc. 25,846 385,364
New York Community Bancorp, Inc. 29,783 314,211
Provident Financial Services, Inc. 20,315 364,857
Southern Missouri Bancorp, Inc. 12,067 367,319
3,985,043
Semiconductors ( 1.1% )
Amkor Technology, Inc. 49,345 744,122
Axcelis Technologies, Inc.
(a)
12,442 362,311
Ultra Clean Holdings, Inc.
(a)
17,398 541,948
1,648,381
Software ( 2.8% )
Blackbaud , Inc. 8,200 471,992
ChannelAdvisor Corp.
(a)
43,548 695,897
Donnelley Financial Solutions, Inc.
(a)
38,127 647,015
ePlus , Inc.
(a)
6,677 587,242
Progress Software Corp. 15,017 678,619
Sciplay Corp., Class A
(a)
38,759 536,812
SPS Commerce, Inc.
(a)
6,573 713,762
4,331,339
Technology ( 0.4% )
Xerox Holdings Corp. 28,411 658,851
Telecommunications ( 3.1% )
A10 Networks, Inc.
(a)
69,003 680,370
Aviat Networks, Inc.
(a)
6,078 207,564
CommScope Holding Co., Inc.
(a)
48,363 648,064
TEGNA, Inc. 41,632 580,766
Telephone and Data Systems, Inc. 28,824 535,262
U.S. Cellular Corp.
(a)
21,439 657,963
Viavi Solutions, Inc.
(a)
42,987 643,730

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Telecommunications (3.1%) (continued)
Zix Corp.
(a)
84,854 $ 732,290
4,686,009
Transportation ( 2.2% )
ArcBest Corp. 7,771 331,589
Covenant Logistics Group, Inc., Class A
(a)
14,319 212,064
DHT Holdings, Inc. 59,480 311,080
Diamond S Shipping, Inc.
(a)
72,448 482,504
Heartland Express, Inc. 16,799 304,062
Marten Transport, Ltd. 15,431 265,876
Ryder System, Inc. 5,230 323,005
Schneider National, Inc., Class B 27,349 566,124
Werner Enterprises, Inc. 13,222 518,567
3,314,871
TOTAL COMMON STOCK (COST $131,385,356) 151,836,189
INVESTMENTS, AT VALUE (COST $131,385,356) 99.7% 151,836,189
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.3% 448,410
NET ASSETS 100.0% $ 152,284,599
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
COMMON STOCK (96.0%)
Aerospace & Defense ( 2.5% )
General Dynamics Corp. 912 $ 135,724
L3Harris Technologies, Inc. 281 53,115
Lockheed Martin Corp. 473 167,905
Northrop Grumman Corp. 355 108,176
464,920
Auto Parts & Equipment ( 1.2% )
O'Reilly Automotive, Inc.
(a)
473 214,066
Banks ( 7.6% )
Citigroup, Inc. 2,847 175,546
Citizens Financial Group, Inc. 4,780 170,933
Comerica, Inc. 2,247 125,517
Fifth Third Bancorp 4,454 122,797
Huntington Bancshares, Inc. 8,750 110,513
JPMorgan Chase & Co. 878 111,567
KeyCorp 7,334 120,351
The Bank of New York Mellon Corp. 4,185 177,611
U.S. Bancorp 2,954 137,627
Wells Fargo & Co. 4,137 124,855
1,377,317
Biotechnology ( 3.5% )
Alexion Pharmaceuticals, Inc.
(a)
1,269 198,269
Amgen, Inc. 614 141,171
Biogen, Inc.
(a)
304 74,437
Gilead Sciences, Inc. 3,919 228,321
642,198
Building Materials ( 3.1% )
DR Horton, Inc. 2,088 143,905
Johnson Controls International PLC 2,678 124,768
Lennar Corp., Class A 685 52,218
Lowe's Cos., Inc. 654 104,973
Masco Corp. 2,558 140,511
566,375
Chemicals ( 4.3% )
CF Industries Holdings, Inc. 4,183 161,924
Dow, Inc. 2,766 153,513
Eastman Chemical Co. 1,732 173,685
FMC Corp. 920 105,735
PPG Industries, Inc. 1,317 189,938
    784,795

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Commercial Services ( 3.1% )
Booz Allen Hamilton Holding Corp. 2,776 $ 242,012
Cisco Systems, Inc. 3,142 140,605
Equifax, Inc. 348 67,108
FleetCor Technologies, Inc.
(a)
458 124,956
574,681
Computers ( 4.2% )
Alphabet, Inc., Class A
(a)
83 145,469
Cognizant Technology Solutions Corp., Class A 1,314 107,682
Fortinet, Inc.
(a)
1,079 160,264
Hewlett Packard Enterprise Co. 18,015 213,478
Leidos Holdings, Inc. 1,302 136,866
763,759
Diversified Financial Services ( 4.5% )
Cboe Global Markets, Inc. 1,298 120,870
Morgan Stanley 3,409 233,619
Synchrony Financial 4,816 167,163
The Goldman Sachs Group, Inc. 482 127,108
Truist Financial Corp. 3,570 171,110
819,870
Electric ( 3.3% )
Ameren Corp. 1,782 139,103
American Electric Power Co., Inc. 755 62,869
Avangrid , Inc. 943 42,859
CMS Energy Corp. 853 52,041
Consolidated Edison, Inc. 1,884 136,157
DTE Energy Co. 931 113,033
WEC Energy Group, Inc. 546 50,248
596,310
Electrical Components & Equipment ( 1.0% )
Emerson Electric Co. 2,212 177,778
Electronics ( 1.0% )
Garmin, Ltd. 1,513 181,046
Energy ( 0.4% )
Atmos Energy Corp. 748 71,382
Food ( 4.1% )
Campbell Soup Co. 1,660 80,261
General Mills, Inc. 1,788 105,135
The J M Smucker Co. 929 107,392
The Kroger Co. 6,434 204,344

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Food (4.1%) (continued)
Tyson Foods, Inc., Class A 3,877 $ 249,834
746,966
Forest Products & Paper ( 0.8% )
International Paper Co. 2,937 146,028
Healthcare Services ( 4.6% )
Anthem, Inc. 301 96,648
Cardinal Health, Inc. 2,516 134,757
Centene Corp.
(a)
2,175 130,565
Hologic , Inc.
(a)
1,863 135,682
Humana, Inc. 134 54,976
UnitedHealth Group, Inc. 286 100,295
Universal Health Services, Inc., Class B 1,310 180,125
833,048
Household Products ( 0.4% )
Kimberly-Clark Corp. 509 68,628
Insurance ( 5.3% )
Aflac, Inc. 3,477 154,622
Fidelity National Financial, Inc. 2,804 109,608
Principal Financial Group, Inc. 3,659 181,523
Prudential Financial, Inc. 1,866 145,679
The Allstate Corp. 1,456 160,058
The Travelers Cos., Inc. 760 106,681
Unum Group 4,342 99,606
957,777
Machinery - Diversified ( 0.9% )
Dover Corp. 1,330 167,912
Media ( 0.6% )
Fox Corp. 3,732 108,676
Miscellaneous Manufacturing ( 1.2% )
3M Co. 596 104,175
Eaton Corp. PLC 922 110,769
214,944
Oil & Gas ( 5.0% )
Chevron Corp. 1,671 141,116
Diamondback Energy, Inc. 2,884 139,585
EOG Resources, Inc. 1,991 99,291
Kinder Morgan, Inc.
(a)
19,525 266,907

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I December 31, 2020
Shares Fair Value
Oil & Gas (5.0%) (continued)
Schlumberger NV 6,998 $ 152,766
The Williams Cos., Inc. 5,292 106,105
905,770
Pharmaceuticals ( 4.5% )
Bristol-Myers Squibb Co. 2,319 143,847
Eli Lilly and Co. 932 157,359
Johnson & Johnson 857 134,875
Merck & Co., Inc. 1,515 123,927
Pfizer, Inc. 4,065 149,633
Viatris , Inc.
(a)
5,806 108,804
818,445
Real Estate Investment Trusts ( 4.2% )
CubeSmart REIT 742 24,939
Duke Realty Corp. REIT 1,400 55,958
Essex Property Trust, Inc. REIT 451 107,076
Gaming and Leisure Properties, Inc. REIT 1,245 52,772
Healthcare Trust of America, Inc., Class A REIT 1,823 50,205
Host Hotels & Resorts, Inc. REIT 5,505 80,538
Kilroy Realty Corp. REIT 1,718 98,613
Mid-America Apartment Communities, Inc. REIT 401 50,803
National Retail Properties, Inc. REIT 1,562 63,917
PS Business Parks, Inc. REIT 540 71,750
Realty Income Corp. REIT 765 47,560
WP Carey, Inc. REIT 879 62,040
766,171
Retail ( 6.6% )
Altria Group, Inc. 6,396 262,236
Best Buy Co., Inc. 888 88,614
Booking Holdings, Inc.
(a)
50 111,364
Cigna Corp. 241 50,171
Constellation Brands, Inc., Class A 578 126,611
CVS Health Corp. 2,604 177,853
Dollar Tree, Inc.
(a)
1,158 125,110
eBay, Inc. 2,464 123,816
Philip Morris International, Inc. 1,567 129,732
1,195,507
Semiconductors ( 4.9% )
Applied Materials, Inc. 1,985 171,305
Broadcom, Inc. 207 90,635
Fortive Corp. 2,063 146,102
Intel Corp. 2,138 106,515
KLA Corp. 439 113,661
Micron Technology, Inc.
(a)
1,898 142,692

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Semiconductors (4.9%) (continued)
Skyworks Solutions, Inc. 744 $ 113,743
884,653
Software ( 7.2% )
Cerner Corp. 1,679 131,768
Citrix Systems, Inc. 1,916 249,272
Electronic Arts, Inc. 994 142,738
GoDaddy , Inc., Class A
(a)
2,996 248,518
Oracle Corp. 1,762 113,984
SS&C Technologies Holdings, Inc. 2,082 151,466
Take-Two Interactive Software, Inc.
(a)
628 130,492
VMware, Inc., Class A
(a)
970 136,052
1,304,290
Telecommunications ( 4.3% )
AT&T, Inc. 8,243 237,069
DISH Network Corp., Class A
(a)
4,598 148,699
Facebook, Inc., Class A
(a)
507 138,492
Netflix, Inc.
(a)
214 115,716
Verizon Communications, Inc. 2,309 135,654
775,630
Transportation ( 1.7% )
CSX Corp. 1,113 101,005
FedEx Corp. 362 93,982
Union Pacific Corp. 569 118,477
313,464
TOTAL COMMON STOCK (COST $15,263,278) 17,442,406
Shares Fair Value
SHORT-TERM INVESTMENTS ( 3.9% )
Federated Treasury Obligations Money Market Fund, Institutional Shares, 0.01%
(b)
705,625 705,625
TOTAL SHORT-TERM INVESTMENTS (COST $705,625) 705,625
INVESTMENTS, AT VALUE (COST $15,968,903) 99.9% 18,148,031
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.1% 20,879
NET ASSETS 100.0% $ 18,168,910
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

Schedule of Investments
December 31, 2020 (Unaudited)
CornerCap Large/Mid-Cap Value Fund

Quarterly Report I December 31, 2020
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
December 31, 2020

www.cornercapfunds.com
1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund,
CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap
Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor
Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. The
CornerCap Small‐Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The CornerCap Large/Mid‐Cap Value Fund’s investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ
National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐
party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐
supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Schedule of Investments (Unaudited)
December 31, 2020
Quarterly Report I December 31, 2020

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or
3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of
1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file
U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Schedule of Investments (Unaudited)
December 31, 2020

www.cornercapfunds.com
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Funds’ investments as of December 31,
2020:

Schedule of Investments (Unaudited)
December 31, 2020
Quarterly Report I December 31, 2020

For the period ended December 31, 2020 , the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs
(Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period .
CornerCap Balanced Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 10,918,208 $ – $ – $ 10,918,208
Exchange Traded Funds 1,105,513 – – 1,105,513
Government Bond – 767,242 – 767,242
Corporate Non-Convertible Bonds – 5,742,217 – 5,742,217
Investment Company 607,781 – – 607,781
Short-Term Investments 1,097,291 – – 1,097,291
Total $ 13,728,793 $ 6,509,459 $ – $ 20,238,252
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 151,836,189 $ – $ – $ 151,836,189
Total $ 151,836,189 $ – $ – $ 151,836,189
CornerCap Large/Mid-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 17,442,406 $ – $ – $ 17,442,406
Short-Term Investments 705,625 – – 705,625
Total $ 18,148,031 $ – $ – $ 18,148,031
* See Schedule of Investments for industry classification